Assets and Disposal Groups Held for Sale - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Discontinued Operations And Disposal Groups [Abstract]
Gain on divestment of business and subsidiaries	¥ 0	¥ 5,602	¥ 228,923
Proceeds from sales of business, net of cash and cash equivalents divested	7,958	28,196	530,388
Impairment of assets held for sale	¥ 4,693	¥ 0	¥ 530